Cost of Revenue - Schedule of Cost of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenue [Line Items]
Cost of revenue	$ 124,557,665	$ 102,116,216	$ 31,088,542
Content acquisition and royalty costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	100,752,055	77,379,221	14,430,879
Payment processing and agency fees [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	10,329,770	8,296,788	5,449,000
Amortization of intangible assets [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	6,872,476	5,541,431	1,599,786
Technology infrastructure costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	3,869,035	4,674,264	2,539,911
Live events cost [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	1,548,310	2,214,125	5,888,466
Branded Content [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	937,019	1,463,815	589,838
Barter transaction cost [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue	249,000	2,546,572	111,996
Online and other costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of revenue			$ 478,666